Exhibit 99.4

Colony Starwood Homes 2016-2 Trust
Single-Family Rental Pass-Through Certificates

Report To:

Colony Starwood Homes Partnership, L.P.

J.P. Morgan Securities LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Citigroup Global Markets Inc.

7 October 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Colony Starwood Homes Partnership, L.P.

8665 E Hartford Drive, Suite 200

Scottsdale, Arizona 85255

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re:	Colony Starwood Homes 2016-2 Trust

Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CSH Depositor, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) which are pledged to secure a loan (the “Loan”) relating to the Colony Starwood Homes 2016-2 Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony Starwood Homes Partnership, L.P. (the “Loan Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files labeled:
i.	“CSH 2016-2_Diligence Tape_v6.xlsx” (the “Preliminary Data File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information as of 1 August 2016 (the “Property Cut-off Date”) relating to certain single-family rental properties (the “Preliminary Properties”) that are expected to be representative of the Properties,
ii.	“CSH 2016-2_Diligence Tape_v7.xlsx” (the “Data File,” together with Preliminary Data File, the “Property Data Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of the Property Cut-off Date,
iii.	“CSH BPO Tie Out.xlsx” (the “BPO Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain information relating to the Properties as of the Property Cut-off Date that was obtained by the Loan Sponsor from certain third-party vendors,
iv.	“JulCostBasis_v1.xlsx” (the “Cost Support Schedule 1”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain cost information relating to the Properties,
v.	“SwayDec2015CostBasis_v2.xlsx” (the “Cost Support Schedule 2,” together with Cost Support Schedule 1, the “Cost Support Schedules”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain cost information relating to certain Properties (each, a “SWAY Property”),
vi.	“07.31.16 Custom AR Report.xlsx” (the “Delinquency Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains delinquency information relating to certain Properties as of the Property Cut-off Date,
vii.	“CSH 2016-2 HOA APTemplates_v1.xlsx” (the “HOA Flag Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain homeowner association information relating to certain Properties as of the Property Cut-off Date,
viii.	“CBSAMapping.xlsx” (the “MSA Support File,” together with the Cost Support Schedules, Delinquency Support File and HOA Flag Support File, the “Additional Source Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains metropolitan statistical area information relating to certain zip codes and
ix.	“PSA Fund XI to Starwood Transfer - purchase price allocation.xlsx” (the “Internal Fund Transfer Schedule”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain internal fund transfer information relating to certain Properties as of the Property Cut-off Date,

b.	Imaged copies of the:
i.	Lease agreement, lease addendum, lease amendment and/or lease renewal (as applicable and collectively, the “Lease Agreement”),
ii.	Purchase agreement, residential purchase agreement, addendum to residential purchase agreement, bulk purchase agreement and/or price allocation schedule (as applicable and collectively, the “Purchase Agreement”),
iii.	Bid receipt (as applicable, the “Bid Receipt”),
iv.	Short sale addendum (as applicable, the “Short Sale Addendum”),
v.	Earnest deposit request form (the “Earnest Deposit Request Form”),
vi.	Settlement statement (the “Settlement Statement”) and/or
vii.	Deed of trust (the “Deed of Trust,” together with the Lease Agreement, Purchase Agreement, Bid Receipt, Short Sale Addendum, Earnest Deposit Request Form and Settlement Statement, the “Source Documents” and together with the Internal Fund Transfer Schedule, the “Sources”)

relating to the Sample Properties (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Property Data Files, which are listed on Exhibit 1 to Attachment A,
d.	The list of relevant characteristics on the Data File, which are listed below:
i.	Home street address,
ii.	Home city,
iii.	Home zip code,
iv.	Home county,
v.	Home state,
vi.	Pool flag (yes/no),
vii.	New BPO value (recommended as-is sale) and
viii.	BPO date

(collectively, the “BPO Characteristics”),

e.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Data File, which are listed on Exhibit 3 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support File, Additional Source Files, Sources, Sample Characteristics, BPO Characteristics, Additional Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Sources or any other information provided to us by the Loan Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loan,
iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

7 October 2016

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,030 Preliminary Properties (the “Sample Properties”) from the Preliminary Data File. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Properties that we were instructed to randomly select from the Preliminary Data File.

2.	For each Sample Property on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File, to the corresponding information located on the Sources, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each single-family rental property on the Preliminary Data File and Data File, we compared the information identifying each single-family rental property (the “Home ID”), as shown on Preliminary Data File, to the corresponding Home ID, as shown on the Data File, and noted that:
a.	All of the Properties included on the Data File were included on Preliminary Data File,
b.	60 of the Preliminary Properties included on Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and
c.	15 of the Removed Preliminary Properties were Sample Properties (the “Removed Sample Properties”).

4.	For the 1,015 Sample Properties included on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information that we identified in performing the procedures described in Item 2. All such compared information was in agreement.

5.	For each Property on the Data File, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information on the BPO Support File. All such compared information was in agreement.

6.	For each Property on the Data File, we compared the Additional Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on Data File, to the corresponding information located on the Additional Source Files or to the corresponding information we recalculated using information located on the Additional Source Files or Data File, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 3 to Attachment A. The Additional Source File(s) that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Additional Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 3

Sample Characteristics and Sources

Sample Characteristic	Source(s)	Note(s)

Acquisition type	(a) Purchase Agreement, (b) Short Sale Addendum or Settlement Statement, (c) Bid Receipt, (d) Internal Fund Transfer Schedule or (e) Purchase Agreement, Deed of Trust or Earnest Deposit Request Form	i., ii.
Acquisition date	(a) Purchase Agreement, Bid Receipt, Settlement Statement or Deed of Trust or (b) Settlement Statement	iii., iv.
Purchase price	(a) Purchase Agreement, Bid Receipt, Internal Fund Transfer Schedule, Settlement Statement or Deed of Trust or (b) Settlement Statement and recalculation	iii., v.
Actual rent	Lease Agreement	v., vi.
Lease start date	Lease Agreement	vi.
Lease end date	Lease Agreement	vi.
Section 8 status	Lease Agreement	vi.

Notes:

i.	For the purpose of comparing the acquisition type Sample Characteristic for each Sample Property that has an acquisition type of “NPL,” as shown on the Preliminary Data File (each, an “NPL Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to consider the acquisition type as “NPL” if the purchaser contains “Primestar,” as shown on the Purchase Agreement.

For the purpose of comparing the acquisition type Sample Characteristic for each Sample Property that has an acquisition type of “Short Sale,” as shown on the Preliminary Data File (each, a “Short Sale Sample Property”), the Loan Sponsor, on behalf of the Depositor, instructed us to consider the acquisition type as “Short Sale” if:

(a)	There was a corresponding Short Sale Addendum or
(b)	The cash to borrower was $0.00, as shown on the Settlement Statement.

Exhibit 1 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the acquisition type Sample Characteristic for each Sample Property that is not an NPL Sample Property or Short Sale Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to consider the acquisition type as:
(a)	“Trustee” if there was a corresponding Bid Receipt,
(b)	“New Build” if the corresponding Purchase Agreement referenced a construction site or new home purchase,
(c)	“REO” if the seller that is shown on the Purchase Agreement is a mortgage servicer or government agency,
(d)	“Internal Fund Transfer” if the corresponding home street address, as shown on the Preliminary Data File, is listed on the Internal Fund Transfer Schedule,
(e)	“Mini Bulk” or “Bulk” if the corresponding Purchase Agreement, Deed of Trust or Earnest Deposit Request Form referenced the acquisition of more than one property or
(f)	“Traditional” if none of the criteria described in i. and ii.(a) through ii.(e) above applied to the corresponding Sample Property.

iii.	For the purpose of comparing the acquisition date and purchase price Sample Characteristics for each Sample Property (except for the Sample Property with Home ID [REDACTED]), the Loan Sponsor, on behalf of the Depositor, provided one or more of the indicated Sources. The Loan Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source. We performed no procedures to reconcile any differences that may exist between various Sources for the acquisition date and purchase price Sample Characteristics.

For the purpose of comparing the acquisition date and purchase price Sample Characteristics for the Sample Property with Home ID [REDACTED], the Loan Sponsor, on behalf of the Depositor, instructed us to use the Settlement Statement as the Source. The Loan Sponsor, on behalf of the Depositor, further instructed us to calculate the purchase price by taking the difference between the contract sales price and seller rebate amount, both as shown on the Settlement Statement.

iv.	For the purpose of comparing the acquisition date Sample Characteristic for each Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement if the month and year of the acquisition date on the Preliminary Data File agrees with the month and year of the acquisition date on the applicable Source (subject to the methodology described in note iii. above).

v.	For the purpose of comparing the purchase price and actual rent Sample Characteristics, the Loan Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A Page 3 of 3

Notes: (continued)

vi.	The Loan Sponsor, on behalf of the Depositor, instructed us not to compare the actual rent, lease start date, lease end date and section 8 status Sample Characteristics for each Sample Property that has a current home status of “Vacant” (each, a “Vacant Sample Property”), as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 9

Preliminary Data File Sample Characteristic Differences

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Acquisition type	Short Sale	Traditional

[REDACTED]	Actual rent	$2,212.00	$2,148.00

[REDACTED]	Acquisition type	Traditional	Short Sale

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Acquisition type	REO	Traditional

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,799.00	$1,853.00

[REDACTED]	Lease end date	07/27/2017	07/24/2017

[REDACTED]	Lease end date	04/26/2017	04/24/2017

[REDACTED]	Acquisition type	Short Sale	Traditional

[REDACTED]	Actual rent	$1,028.00	$1,059.00

[REDACTED]	Actual rent	$1,399.00	$1,441.00

[REDACTED]	Actual rent	$1,699.00	$1,750.00

[REDACTED]	Actual rent	$1,349.00	$1,389.00

[REDACTED]	Actual rent	$2,129.00	$2,193.00

[REDACTED]	Actual rent	$1,356.00	$1,397.00

[REDACTED]	Actual rent	$1,929.00	$1,987.00

Exhibit 2 to Attachment A Page 2 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,396.00	$1,438.00

[REDACTED]	Actual rent	$1,769.00	$1,822.00

[REDACTED]	Actual rent	$1,609.00	$1,657.00

[REDACTED]	Actual rent	$1,949.00	$2,007.00

[REDACTED]	Actual rent	$1,519.00	$1,565.00

[REDACTED]	Acquisition type	Trustee	New Build

[REDACTED]	Actual rent	$1,929.00	$1,987.00

[REDACTED]	Actual rent	$1,499.00	$1,544.00

[REDACTED]	Actual rent	$1,730.00	$1,782.00

[REDACTED]	Actual rent	$1,519.00	$1,565.00

[REDACTED]	Actual rent	$1,299.00	$1,338.00

[REDACTED]	Actual rent	$2,234.00	$2,301.00

[REDACTED]	Acquisition date	07/23/2013	09/23/2013

[REDACTED]	Actual rent	$1,196.00	$1,232.00

[REDACTED]	Acquisition type	Trustee	Traditional

[REDACTED]	Actual rent	$1,439.00	$1,482.00

[REDACTED]	Actual rent	$1,999.00	$2,059.00

[REDACTED]	Actual rent	$1,389.00	$1,431.00

[REDACTED]	Actual rent	$1,359.00	$1,400.00

[REDACTED]	Actual rent	$1,899.00	$1,925.00

Exhibit 2 to Attachment A Page 3 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,839.00	$1,894.00

[REDACTED]	Actual rent	$1,036.00	$1,067.00

[REDACTED]	Actual rent	$1,449.00	$1,492.00

[REDACTED]	Actual rent	$1,449.00	$1,492.00

[REDACTED]	Actual rent	$1,969.00	$2,028.00

[REDACTED]	Acquisition type	Short Sale	Traditional

[REDACTED]	Actual rent	$1,449.00	$1,492.00

[REDACTED]	Actual rent	$1,579.00	$1,626.00

[REDACTED]	Actual rent	$1,459.00	$1,503.00

[REDACTED]	Actual rent	$1,419.00	$1,462.00

[REDACTED]	Actual rent	$1,529.00	$1,575.00

[REDACTED]	Actual rent	$1,629.00	$1,678.00

[REDACTED]	Acquisition type	Trustee	New Build

[REDACTED]	Actual rent	$1,229.00	$1,266.00

[REDACTED]	Actual rent	$1,123.00	$1,157.00

[REDACTED]	Acquisition type	Trustee	Traditional

[REDACTED]	Actual rent	$1,849.00	$1,904.00

[REDACTED]	Actual rent	$1,349.00	$1,389.00

[REDACTED]	Actual rent	$1,163.00	$1,198.00

[REDACTED]	Actual rent	$1,779.00	$1,832.00

Exhibit 2 to Attachment A Page 4 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,969.00	$2,028.00

[REDACTED]	Actual rent	$2,249.00	$2,316.00

[REDACTED]	Actual rent	$1,640.00	$1,689.00

[REDACTED]	Actual rent	$1,459.00	$1,503.00

[REDACTED]	Actual rent	$1,559.00	$1,606.00

[REDACTED]	Actual rent	$1,619.00	$1,668.00

[REDACTED]	Actual rent	$1,471.00	$1,515.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,979.00	$2,038.00

[REDACTED]	Actual rent	$1,300.00	$1,339.00

[REDACTED]	Actual rent	$1,649.00	$1,698.00

[REDACTED]	Actual rent	$1,616.07	$1,569.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,900.00	$1,957.00

[REDACTED]	Lease end date	12/31/2016	12/16/2016

[REDACTED]	Actual rent	$2,099.00	$2,162.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,999.00	$2,059.00

[REDACTED]	Actual rent	$2,069.00	$2,131.00

[REDACTED]	Actual rent	$2,059.00	$2,121.00

Exhibit 2 to Attachment A Page 5 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,309.00	$1,348.00

[REDACTED]	Actual rent	$1,329.00	$1,369.00

[REDACTED]	Actual rent	$1,499.00	$1,544.00

[REDACTED]	Actual rent	$1,549.00	$1,595.00

[REDACTED]	Actual rent	$1,471.00	$1,515.00

[REDACTED]	Actual rent	$1,625.00	$1,674.00

[REDACTED]	Actual rent	$1,350.00	$1,391.00

[REDACTED]	Acquisition type	Traditional	REO
	Actual rent	$1,293.00	$1,332.00

[REDACTED]	Acquisition type	REO	Traditional

[REDACTED]	Actual rent	$2,069.00	$2,131.00

[REDACTED]	Acquisition type	Short Sale	Traditional
	Actual rent	$1,819.00	$1,874.00

[REDACTED]	Actual rent	$2,299.00	$2,368.00

[REDACTED]	Actual rent	$994.50	$1,024.00

[REDACTED]	Actual rent	$1,439.00	$1,482.00

[REDACTED]	Acquisition date	03/27/2013	04/27/2013

[REDACTED]	Actual rent	$1,683.00	$1,733.00

[REDACTED]	Actual rent	$1,689.00	$1,740.00

[REDACTED]	Acquisition type	Traditional	REO
	Actual rent	$1,490.00	$1,535.00

Exhibit 2 to Attachment A Page 6 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,349.00	$1,389.00

[REDACTED]	Actual rent	$1,500.00	$1,545.00

[REDACTED]	Actual rent	$1,646.00	$1,695.00

[REDACTED]	Actual rent	$1,658.00	$1,708.00

[REDACTED]	Actual rent	$2,074.00	$2,136.00

[REDACTED]	Actual rent	$1,335.00	$1,375.00

[REDACTED]	Actual rent	$1,939.00	$1,997.00

[REDACTED]	Actual rent	$1,879.00	$1,935.00

[REDACTED]	Acquisition type	Short Sale	REO

[REDACTED]	Acquisition type	REO	Traditional
	Actual rent	$1,409.00	$1,451.00

[REDACTED]	Actual rent	$1,499.00	$1,544.00

[REDACTED]	Acquisition type	Traditional	REO
	Actual rent	$1,229.00	$1,266.00

[REDACTED]	Actual rent	$1,149.00	$1,183.00

[REDACTED]	Acquisition type	Trustee	REO

[REDACTED]	Actual rent	$1,425.00	$1,468.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,859.00	$1,915.00

[REDACTED]	Actual rent	$1,350.00	$1,391.00

[REDACTED]	Actual rent	$1,759.00	$1,812.00

Exhibit 2 to Attachment A Page 7 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$1,659.00	$1,709.00

[REDACTED]	Actual rent	$1,640.00	$1,689.00

[REDACTED]	Actual rent	$1,609.00	$1,657.00

[REDACTED]	Acquisition type	Trustee	REO

[REDACTED]	Actual rent	$1,499.00	$1,544.00

[REDACTED]	Actual rent	$1,075.00	$1,107.00

[REDACTED]	Actual rent	$1,759.00	$1,812.00

[REDACTED]	Actual rent	$1,669.00	$1,719.00

[REDACTED]	Actual rent	$1,569.00	$1,616.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,420.00	$1,463.00

[REDACTED]	Actual rent	$1,239.00	$1,276.00

[REDACTED]	Actual rent	$1,300.00	$1,339.00

[REDACTED]	Actual rent	$1,576.00	$1,623.00

[REDACTED]	Actual rent	$1,810.00	$1,864.00

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$2,279.00	$2,347.00

[REDACTED]	Actual rent	$1,589.00	$1,637.00

[REDACTED]	Acquisition date	02/02/2015	01/02/2015

[REDACTED]	Actual rent	$1,629.00	$1,678.00

Exhibit 2 to Attachment A Page 8 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Actual rent	$999.00	$1,029.00

[REDACTED]	Actual rent	$1,197.00	$1,233.00

[REDACTED]	Actual rent	$1,875.00	$1,931.25

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Actual rent	$1,429.00	$1,472.00

[REDACTED]	Actual rent	$1,519.00	$1,565.00

[REDACTED]	Actual rent	$1,201.00	$1,237.00

[REDACTED]	Actual rent	$1,400.00	$1,442.00

[REDACTED]	Actual rent	$1,495.00	$1,539.85

[REDACTED]	Actual rent	$1,060.00	$1,092.00

[REDACTED]	Actual rent	$1,324.00	$1,364.00

[REDACTED]	Actual rent	$1,560.00	$1,607.00

[REDACTED]	Actual rent	$1,599.00	$1,647.00

[REDACTED]	Actual rent	$1,259.00	$1,297.00

[REDACTED]	Actual rent	$1,889.00	$1,946.00

[REDACTED]	Actual rent	$1,183.47	$1,234.97

[REDACTED]	Actual rent	$1,579.00	$1,626.00

[REDACTED]	Actual rent	$1,719.00	$1,771.00

[REDACTED]	Actual rent	$1,300.00	$1,339.00

[REDACTED]	Acquisition type	Trustee	Traditional

Exhibit 2 to Attachment A Page 9 of 9

Home ID	Sample Characteristic	Preliminary Data File Value	Source Value

[REDACTED]	Acquisition type	Traditional	REO

[REDACTED]	Acquisition type	Bulk	Traditional

[REDACTED]	Acquisition type	Short Sale	Traditional

[REDACTED]	Acquisition date	08/29/2014	09/29/2014

[REDACTED]	Actual rent	$2,149.00	$2,213.00

[REDACTED]	Actual rent	$1,400.00	$1,442.00

[REDACTED]	Acquisition type	Short Sale	Traditional

[REDACTED]	Actual rent	$1,589.00	$1,637.00

[REDACTED]	Actual rent	$1,622.00	$1,671.00

[REDACTED]	Actual rent	$2,300.00	$1,999.00

[REDACTED]	Actual rent	$1,622.00	$1,671.00

Exhibit 3 to Attachment A Page 1 of 3

Additional Sample Characteristics and Additional Source File(s)

Additional Sample Characteristic	Additional Source File(s) or Recalculation	Note

Length of current lease	Recalculation	i.
Underwritten monthly net cash flow	Recalculation	ii.
Underwritten annual net cash flow	Recalculation	iii.
Months since acquisition	Recalculation	iv.
Total cost basis (accounting)	Cost Support Schedule 1
Total cost basis (historical)	(a) Cost Support Schedules and recalculation or (b) Cost Support Schedule 1	v.
Closing and other allocated costs	Cost Support Schedules and recalculation	vi.
Renter delinquency (y/n)	Delinquency Support File and recalculation	vii.
Metropolitan statistical area	MSA Support File
HOA (y/n)	HOA Flag Support File	viii.

Notes:

i.	For the purpose of comparing the length of current lease Additional Sample Characteristic for each Property with a current home status of “Occupied” (each, an “Occupied Property”), as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the length of current lease by:
(a)	Calculating the difference in days between the lease end date and lease start date, both as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to one decimal place (XX.X).

The Loan Sponsor, on behalf of the Depositor, instructed us not to compare the length of current lease Additional Sample Characteristic for each Property that is not an Occupied Property.

Exhibit 3 to Attachment A Page 2 of 3

Notes: (continued)

ii.	For the purpose of comparing the underwritten monthly net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten monthly net cash flow as the difference between the:
(a)	Actual rent and
(b)	Sum of the:
(1)	Underwritten monthly vacancy/bad debt,
(2)	Underwritten monthly prop mgmt,
(3)	Underwritten monthly HOA dues,
(4)	Underwritten monthly insurance,
(5)	Underwritten monthly taxes,
(6)	Underwritten monthly leasing/marketing,
(7)	Underwritten monthly R&M,
(8)	Underwritten monthly maint./turnover and
(9)	Underwritten monthly capex Reserve,

all as shown on Data File.

iii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow by multiplying:
(a)	The underwritten monthly net cash flow, as recalculated in note ii. above, by
(b)	12.

iv.	For the purpose of comparing the months since acquisition Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the months since acquisition by:
(a)	Calculating the difference in days between the Property Cut-off Date and acquisition date, as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to the nearest integer.

v.	For the purpose of comparing the total cost basis (historical) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, provided us with the following instructions:
(a)	For each SWAY Property, calculate the total cost basis (historical) as of the sum of the:

(1)       Total cost basis, as shown on Cost Support Schedule 2,

and

(2)       Sum of the:

(A)	Acquisition cost,
(B)	Building improvements,
(C)	Appliance costs and
(D)	Other costs,

all as shown on Cost Support Schedule 1.

Exhibit 3 to Attachment A Page 3 of 3

Notes: (continued)

v. (continued)

(b)	For each Property that is not a SWAY Property, use the total cost basis, as shown on Cost Support Schedule 1, as the total cost basis (historical).

vi.	For the purpose of comparing the closing and other allocated costs Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, provided us with the following instructions:
(a)	For each SWAY Property, calculate the “Excess Purchase Price” as the difference between the:
(1)	Purchase, as shown on the Cost Support Schedule 2 and
(2)	Purchase price, as shown on the Data File.

(b)	For each Property that is not a SWAY Property, calculate the “Excess Purchase Price” as the difference between the:
(1)	Purchase, as shown on the Cost Support Schedule 1 and
(2)	Purchase price, as shown on the Data File.

(c)	For each Property, calculate the closing and other allocated costs as the sum of the:
(1)	Excess Purchase Price, as calculated in (a) or (b) above,
(2)	Acquisition cost, as shown on the Cost Support Schedule 1,
(3)	Acquisition cost, as shown on the Cost Support Schedule 2,
(4)	Other costs, as shown on the Cost Support Schedule 1 and
(5)	Other costs, as shown on the Cost Support Schedule 2

(as applicable).

vii.	For the purpose of comparing the renter delinquency (y/n) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to consider the renter delinquency (y/n) as:
(a)	“Yes,” if the sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is greater than $200 and
(b)	“No,” if:
(1)	The sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is less than or equal to $200 or
(2)	Such Property was not included on the Delinquency Support File.

viii.	For the purpose of comparing the HOA (y/n) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to consider the HOA (y/n) as:
(a)	“Yes,” if the Property was included on the HOA Flag Support File and
(b)	“No,” if the Property was not included on the HOA Flag Support File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.